INTANGIBLE ASSETS, NET (Details Textual)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 TWD	Dec. 31, 2013 TWD
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 949,216		$ 949,216		$ 927,588	$ 982,459
Finite-Lived Intangible Assets, Net	22,859		22,859		29,040	49,255
Amortization of Intangible Assets	3,427	$ 3,499	6,793	$ 11,386	18,371	70,923
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	915,962		915,962		895,092	948,203	TWD 28,284,903	TWD 28,284,903
Amortization of Intangible Assets	$ 1,297	$ 1,341	$ 2,564	$ 7,084	$ 9,697	$ 69,831
Copyrights [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life			10 years		10 years
Copyrights [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life			2 years		2 years